Related Party Balances and Transactions (Details) - Schedule of Consolidated Financial Statements - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Directors’ remuneration to Mr. Siu Wing Fung, Alfred [Member]
Schedule of Consolidated Financial Statements [Line Items]
Transactions with Related Parties	$ 125,000	$ 120,000	$ 100,000
Directors’ remuneration to Ms. Fong Hei Yue, Tina [Member]
Schedule of Consolidated Financial Statements [Line Items]
Transactions with Related Parties	125,000	120,000	100,000
Waiver of related party balance of Mr. Siu Wing Fung, Alfred [Member]
Schedule of Consolidated Financial Statements [Line Items]
Transactions with Related Parties	$ 88,151